Income Tax	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Tax
Income Tax

Note 10 – Income Tax

As of June 30, 2023, and December 31, 2022, the Company’s deferred tax asset had a full valuation allowance recorded against it. Our effective tax rate was (4.01%) and (11.34%) for the three and six months ended June 30, 2023, respectively, and 8.86% and 0.30% for the three and six months ended June 30, 2022. The effective tax rate differs from the statutory tax rate of 21% for the three and six months ended June 30, 2023, due to changes in fair of warrant liabilities, fair value of forward purchase agreement liabilities, merger expenses and the valuation allowance on the deferred tax assets.

Note 10 – Income Tax

The Company’s net deferred tax assets are as follows:

	December 31,	December 31,
	2022	2021
Deferred tax asset
Organizational costs/Startup expenses	$328,378	$32,084
Unrealized gain	(132,872)	—
Federal Net Operating loss	—	3,904
Total deferred tax asset	195,506	35,988
Valuation allowance	(328,378)	(35,988)
Deferred tax asset (liability), net of allowance	$(132,872)	$—

The income tax provision consists of the following:

	December 31,	December 31,
	2022	2021
Federal
Current	$269,319	$—
Deferred	(159,518)	—

State
Current	147	—
Deferred	—	—
Change in valuation allowance	292,390	—
Income tax provision	$402,338	—

As of December 31, 2022, the Company had no U.S. federal net operating loss carryovers available to offset future taxable income. The Company earned income from the Trust Account to offset its net operating loss from prior quarters.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a ($328,378) valuation allowance. For the period from January 1, 2022 through December 31, 2022, the change in valuation allowance was $292,390.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 is as follows:

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Net operating loss utilization	—%	—%
Change in warrant liability	(21.3)%	(23.9)%
Warrant issuance costs	—%	2.0%
Change in valuation allowance	5.94%	0.9%
Income tax provision	5.62%	—%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.